Segment and Geographic Information	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Segment and Geographic Information

(13)        Segment and Geographic Information

The Company operates in one segment which involves the design, development, production and distribution of fiber lasers, semiconductor lasers, and other related products. Our chief operating decision‑maker (CODM) is our Chief Executive Officer. The CODM regularly reviews financial information presented on a total company basis, accompanied by information about revenue and direct costs by product family for purposes of monitoring our product mix impact on total gross margin. Throughout the year, the CODM allocates capital resources on a project‑by‑project basis across the Company’s entire asset base to maximize profitability regardless of the legal entity, product or end market basis.

The Company markets and sells its products throughout the world through both direct sales and distribution channels. For the years ended December 31 and six months ended June 30, 2018, the geographic sources of the Company’s revenues based on the customer’s location are as follows:

	Six Months Ended		Year Ended
	June 30,		December 31,
(in thousands)	2018	2017	2017	2016
	(Unaudited)
China	$38,793	$26,843	$55,344	$38,309
North America	32,551	19,939	46,489	36,200
Other	22,828	17,769	36,747	26,816
	$94,172	$64,551	$138,580	$101,325

The geographic locations of the Company’s long‑lived assets, net, based on location of the assets, as of June 30, 2018 and December 31, 2017 and December 31, 2016 are as follows:

	June 30,	December 31,
(in thousands)	2018	2017	2016
	(Unaudited)
United States	$16,228	$13,991	$13,811
China	8,691	8,433	8,341
Other	847	991	1,053
	$25,766	$23,415	$23,205